Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Trade And Other Payables [Abstract]
Construction payables	¥ 16,576
Payroll, welfare and bonus payables	11,384		¥ 4,124
Accrued professional service fee	2,318		8,090
Other payables	2,562		541
Other payables and accruals	¥ 32,840	$ 5,152	¥ 12,755